Selected Statements Of Operations Data (Schedule Of Revenue By Geographical Region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 42,314	$ 40,714	$ 36,074
Revenues through major distributors, as a percentage of total revenues	4.00%	4.00%	4.00%
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	969	979	977
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,648	9,860	8,300
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,352	6,797	6,473
Rest Of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,635	3,438	2,978
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,646	6,050	5,729
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,337	11,187	9,172
Rest Of North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,902	1,659	1,743
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 825	$ 744	$ 702